Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Finished goods	$ 58,616	$ 61,297
Work-in-process	4,451	3,163
Raw materials	61,160	67,212
Total Inventory	$ 124,227	$ 131,672